Label	Element	Value
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Jackson Financial, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | InterDigital, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Corcept Therapeutics, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | MarketAxess Holdings, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Etsy, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Box, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Magnolia Oil & Gas Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Enova International, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Qorvo, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.50%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.10%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.30%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.30%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.40%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.40%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%